Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GMO Series Trust
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
GMO Emerging Countries Series Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GMO EMERGING COUNTRIES SERIES FUND
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from May 2, 2014 to February 28, 2015), the Fund’s portfolio turnover rate (excluding short-term investments) was 17% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Emerging Countries Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Emerging Countries Fund (“Emerging Countries Fund”), a series of GMO Trust not offered in this Prospectus. Emerging Countries Fund invests in securities and other instruments. The Fund’s investment objective and principal investment strategies are substantially similar to those of Emerging Countries Fund. References to the Fund may also refer to Emerging Countries Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Emerging Countries Fund. GMO serves as investment adviser for both the Fund and Emerging Countries Fund.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries. In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and macroeconomic. The process begins with country and sector allocation and then focuses on the selection of individual companies. In constructing the Fund’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

			The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]		rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Emerging Countries Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Emerging Countries Fund, which include those outlined in the following brief summary of principal risks. Emerging Countries Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Emerging Countries Fund may affect Emerging Countries Fund’s performance more than if Emerging Countries Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Emerging Countries Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Emerging Countries Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Focused Investment Risk – Investments focused in a limited number of countries and regions that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.
  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Emerging Countries Fund and the underlying funds in which it invests (including ETFs), including the risk that Emerging Countries Fund and those underlying funds will not perform as expected.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Emerging Countries Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Emerging Countries Fund may affect Emerging Countries Fund’s performance more than if Emerging Countries Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. The Fund commenced operations on May 2, 2014. Returns prior to the date the fund commenced operations are those of Emerging Countries Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and Emerging Countries Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 31.04% (6/30/2009) Lowest Quarter: – 31.43% (12/31/2008) Year-to-Date (as of 3/31/15): 1.81%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Emerging Countries Series Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.64%
Acquired fund fees and expenses	[2],[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.55%
Expense reimbursement	[2],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	1.54%
1 Year		rr_ExpenseExampleYear01	$ 157
3 Years		rr_ExpenseExampleYear03	547
5 Years		rr_ExpenseExampleYear05	963
10 Years		rr_ExpenseExampleYear10	2,124
1 Year		rr_ExpenseExampleNoRedemptionYear01	157
3 Years		rr_ExpenseExampleNoRedemptionYear03	547
5 Years		rr_ExpenseExampleNoRedemptionYear05	963
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,124
2005		rr_AnnualReturn2005	35.88%
2006		rr_AnnualReturn2006	29.12%
2007		rr_AnnualReturn2007	37.35%
2008		rr_AnnualReturn2008	(55.07%)
2009		rr_AnnualReturn2009	67.48%
2010		rr_AnnualReturn2010	20.09%
2011		rr_AnnualReturn2011	(17.42%)
2012		rr_AnnualReturn2012	14.73%
2013		rr_AnnualReturn2013	(6.86%)
2014		rr_AnnualReturn2014	(6.84%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.81%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	31.04%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(31.43%)
1 Year		rr_AverageAnnualReturnYear01	(6.84%)
5 Years		rr_AverageAnnualReturnYear05	(0.25%)
10 Years		rr_AverageAnnualReturnYear10	6.00%
Inception		rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO Emerging Countries Series Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.64%
Acquired fund fees and expenses	[2],[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.40%
Expense reimbursement	[2],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	1.39%
1 Year		rr_ExpenseExampleYear01	$ 142
3 Years		rr_ExpenseExampleYear03	501
5 Years		rr_ExpenseExampleYear05	885
10 Years		rr_ExpenseExampleYear10	1,963
1 Year		rr_ExpenseExampleNoRedemptionYear01	142
3 Years		rr_ExpenseExampleNoRedemptionYear03	501
5 Years		rr_ExpenseExampleNoRedemptionYear05	885
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,963
1 Year		rr_AverageAnnualReturnYear01	(6.69%)
5 Years		rr_AverageAnnualReturnYear05	(0.10%)
10 Years		rr_AverageAnnualReturnYear10	6.16%
Inception		rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO Emerging Countries Series Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.64%
Acquired fund fees and expenses	[2],[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.30%
Expense reimbursement	[2],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	1.29%
1 Year		rr_ExpenseExampleYear01	$ 131
3 Years		rr_ExpenseExampleYear03	470
5 Years		rr_ExpenseExampleYear05	833
10 Years		rr_ExpenseExampleYear10	1,854
1 Year		rr_ExpenseExampleNoRedemptionYear01	131
3 Years		rr_ExpenseExampleNoRedemptionYear03	470
5 Years		rr_ExpenseExampleNoRedemptionYear05	833
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,854
1 Year		rr_AverageAnnualReturnYear01	(6.59%)
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	6.26%
Inception		rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO Emerging Countries Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(7.43%)
5 Years		rr_AverageAnnualReturnYear05	(0.43%)
10 Years		rr_AverageAnnualReturnYear10	4.49%
Inception		rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO Emerging Countries Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.85%)
5 Years		rr_AverageAnnualReturnYear05	0.22%
10 Years		rr_AverageAnnualReturnYear10	5.71%
Inception		rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO Emerging Countries Series Fund | S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.12%)
5 Years		rr_AverageAnnualReturnYear05	2.69%
10 Years		rr_AverageAnnualReturnYear10	9.37%
Inception		rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997

[1]	The amount reflects the management fee paid by Emerging Countries Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Emerging Countries Fund.
[2]	The information in this table and in the Example below reflects the expenses of both the Fund and GMO Emerging Countries Fund ("Emerging Countries Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05% paid to Grantham, Mayo Van Otterloo & Co. LLC ("GMO").
[5]	These indirect expenses include commissions paid to brokers by the Emerging Countries Fund for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and less than 0.01%, respectively.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[7]	Inception date for Emerging Countries Fund (Class III shares).